INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTE RECEIVABLE, RELATED PARTY	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTE RECEIVABLE, RELATED PARTY

NOTE 17 — INVESTMENT IN ASSOCIATE & CONVERTIBLE NOTE RECEIVABLE, RELATED PARTY

Until February 20, 2024, the Company held an equity method investment in a related party, Ketomei, and also had a convertible note receivable with Ketomei. The following table shows the activity of the investment and note during the three months ended 2024.

	December 31, 2023	Additions	Loss on investment	Impairment	March 31, 2024
Investment in associate, related party	$-	$310,796	$(14,744)	$(296,052)	$-
Convertible note receivable, related party	-	(249,352)	-	249,352	-
Total	$-	$61,443	$(14,744)	$(46,699)	$-

	December 31, 2022	Additions	Loss on investment	Impairment	March 31, 2023
Investment in associate, related party	$155,369	$3,318	$(53,199)	$-	$105,488
Convertible note receivable, related party	198,125	20,554	-	-	218,679
Total	$353,494	$23,872	$(53,199)	$-	$324,166

During the year 2024, the Company impaired the investment in associate of $296,052 to $0, convertible note receivable of ($249,352) to $0 and goodwill of $323,864 to $0. Total impairment expenses was $366,192.

On February 20, 2024, the Company invested an additional $312,064 (SG$420,000) for an additional 38.41% ownership interest in Ketomei by converting $312,064 (SG$420,000) convertible loan. The loan was impaired at the year ended December 31, 2023, therefore, $312,064 (SG$420,000) was transferred from impairment of convertible loan to impairment of equity method investment. After this additional investment, the Company owns 55.65% of Ketomei’s outstanding shares and Ketomei is consolidated into the financial statements of HWH International Inc. beginning on February 20, 2024.

During the three months ended March 31, 2024, the Company held a convertible note receivable with SHRG. The following table shows the activity of the investment and note during the three months ended 2024.

	December 31, 2023	Additions	Unrealized Gain	March 31, 2024
Convertible note receivable, related party	$-	$250,000	$74,521	$324,521
Total	$-	$250,000	$74,521	$324,521

During the three months ended 2023, the Company revalued the convertible note receivable with SHRG of $250,000 to $324,521. The total $74,521 revaluated amount was booked in additional paid in capital as this was a related party transaction.

Note 18. Investment in Associate & Convertible Note Receivable, related party

During the years ended December 31, 2022 and 2023, the Company held an equity method investment in a related party, Ketomei, and also had a convertible note receivable with Ketomei. The following table shows the activity of the investment and note during those two years.

	December 31, 2022	Additions	Loss on investment	Impairment	December 31, 2023
Investment in associate, related party	$155,369	$4,128	$(33,898)	$(125,599)	$-
Convertible note receivable, related party	198,125	170,174	-	(368,299)	-
Total	$353,494	$174,302	$(33,898)	$(493,898)	$-

	December 31, 2021	Additions	Loss on investment	Impairment	December 31, 2022
Investment in associate, related party	$-	$256,318	$(100,949)	$-	$155,369
Convertible note receivable, related party	76,723	121,402	-	-	198,125
Total	$76,723	$377,720	$(100,949)	$-	$353,494

During the year, the Company impaired the investment in associate of $155,369 to $0 and convertible note receivable of $368,299 to $0.